Expenses for shipping activities and other expenses from operating activities - General Administrative Expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee
Analysis of income and expense [abstract]
Wages and salaries	$ (12,853)	$ (12,754)	$ (12,554)
Social security costs	(2,511)	(2,532)	(2,379)
Provision for employee benefits	(827)	(261)	(108)
Equity-settled share-based payments	(313)	(406)	(1,637)
Other employee benefits	(3,148)	(3,178)	(3,715)
Employee benefits	(19,652)	(19,131)	(20,392)
Administrative expenses	(22,579)	(21,264)	(21,389)
Tonnage Tax	(4,772)	(4,246)	(4,360)
Claims	(25)	(13)	(19)
Provisions	160	603	(91)
Total general and administrative expenses	$ (46,868)	$ (44,051)	$ (46,251)
Average number of full time equivalents (shore staff) | employee	150,490	139,440	132,200